Consolidated Statements of Operations - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Revenues
Fee income and other	$ 381	$ 502	$ 741	$ 821
Earned premiums	42	31	35	42
Net investment income (loss):
Net investment income	520	509	816	924
Realized Investment Gains (Losses)	(107)	142	(74)	(275)
Amortization of deferred reinsurance gain	0	38	53	59
Total revenues	836	1,222	1,571	1,571
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	534	415	626	760
Amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA")	16	98	50	(25)
Insurance operating costs and other expenses	183	235	364	423
Other intangible asset amortization	0	4	6	5
Dividends to policyholders	2	2	60	5
Total benefits, losses and expenses	735	754	1,106	1,168
Income before income taxes	101	468	465	403
Provision for income taxes	7	59	66	44
Net income	$ 94	$ 409	$ 399	$ 359